Provisions - Summary of Changes in Groups Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	€ 22	€ 15
Charged/(credited) to the consolidated statement of operations:
Additional provisions	17	20
Reversal of unutilized amounts	(8)	(9)
Utilized	(2)	(4)
Ending balance ,carrying amount	29	22
Current portion	22	20
Non-current portion	7	2
Legal contingencies
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	4	5
Charged/(credited) to the consolidated statement of operations:
Additional provisions	0	2
Reversal of unutilized amounts	0	(1)
Utilized	0	(2)
Ending balance ,carrying amount	4	4
Current portion	4	4
Non-current portion	0	0
Indirect tax
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	11	4
Charged/(credited) to the consolidated statement of operations:
Additional provisions	4	9
Reversal of unutilized amounts	(6)	(2)
Utilized	(1)	0
Ending balance ,carrying amount	8	11
Current portion	8	11
Non-current portion	0	0
Onerous contracts
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	1	1
Charged/(credited) to the consolidated statement of operations:
Additional provisions	12	5
Reversal of unutilized amounts	(2)	(4)
Utilized	(1)	(1)
Ending balance ,carrying amount	10	1
Current portion	6	1
Non-current portion	4	0
Other
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	6	5
Charged/(credited) to the consolidated statement of operations:
Additional provisions	1	4
Reversal of unutilized amounts	0	(2)
Utilized	0	(1)
Ending balance ,carrying amount	7	6
Current portion	4	4
Non-current portion	€ 3	€ 2